Other Information - Auditors' Fees (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Ernst & Young
Auditors Remuneration [Line Items]
Audit services	€ 18,410	€ 18,330
Audit-related services	700	490
Tax services	0	200
All other services (consulting, advisory, etc.)	0	760
Total	19,110	19,780
Other Auditors
Auditors Remuneration [Line Items]
Audit services	1,520	2,800
Audit-related services	1,010	480
Tax services	7,830	5,750
All other services (consulting, advisory, etc.)	47,990	31,470
Total	€ 58,350	€ 40,500